Annual Total Returns (Vanguard Russell 3000 Index Fund - ETF Shares ETF) (Vanguard Russell 3000 Index Fund, Vanguard Russell 3000 Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2014
Vanguard Russell 3000 Index Fund | Vanguard Russell 3000 Index Fund - ETF Shares
Annual Total Return
2013	33.34%
2012	16.23%
2011	0.95%